Nature of business	12 Months Ended
Dec. 31, 2021
Disclosure of Nature of business [abstract]
Nature of business

1. Nature of business

FSD Pharma Inc. (“FSD” or the “Company”) is a biotechnology company with three drug candidates in different stages of development. FSD Biosciences Inc., a wholly-owned subsidiary, is focused on pharmaceutical research and development ("R&D") of its lead compound, ultra-micronized palmitoylethanolamide (“PEA”) or FSD-PEA (also known as FSD-201). Through the Company’s wholly owned subsidiary, Lucid Psycheceuticals Inc. (“Lucid”), the Company is also focused on the research and development of its lead compounds, Lucid-PSYCH (also known as Lucid-201) and Lucid-MS (also known as Lucid-21-302). PEA, the active substance in FSD-PEA, interacts with the endocannabinoid system in the body and exhibits anti-inflammatory activities. FSD-PEA has completed FDA-approved Phase 1 clinical trials with positive topline results and the Company is currently evaluating potential Phase 2 indications. Lucid PSYCH is a molecular compound identified for the potential treatment of mental health disorders. Lucid-MS is a molecular compound identified for the potential treatment of neurodegenerative disorders.

FV Pharma Inc. (“FV Pharma”), a wholly owned subsidiary of the Company, was a licensed producer of cannabis in Canada under the Cannabis Act (Canada) (together with the regulations promulgated thereunder (the "Cannabis Regulations"), the "Cannabis Act") and associated Cannabis Regulations. FV Pharma surrendered its cannabis license in July 2020 and suspended all activities in September 2020. In March 2020, substantially all the assets of FV Pharma were classified as held for sale (refer to Note 6).

The Company's registered office is located at 199 Bay Street, Suite 4000, Toronto, Ontario, M5L 1A9.

Subsidiaries

These audited consolidated financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which the Company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee.

The Company has the following subsidiaries:

		Ownership percentage as at
Entity Name	Country	December 31, 2021	December 31, 2020	December 31, 2019
		%	%	%
FSD Biosciences Inc.	USA	100	100	-
Prismic Pharmaceuticals Inc.	USA	100	100	100
FV Pharma Inc.	Canada	100	100	100
Lucid Psycheceuticals Inc.	Canada	100	-	-

Impact of COVID-19

The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19," has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The extent to which COVID-19 and any other pandemic or public health crisis impacts the Company's business, affairs, operations, financial condition, liquidity, availability of credit and results of operations will depend on future developments that are highly uncertain and cannot be predicted with any meaningful precision, including new information which may emerge concerning the severity of the COVID-19 virus and the actions required to contain the COVID-19 virus or remedy its impact, among others. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods.

The Company's clinical trials for the use of FSD-PEA, a compound to treat suspected or confirmed cases of COVID-19, were placed on hold during the year pending the completion of a study to assess the commercial viability of FSD-PEA as a treatment for COVID-19. Following the completion of the study, the Company announced on August 24, 2021, that it was terminating the Phase 2 clinical program specific to treating COVID-19. The impact of COVID-19 did not have a material impact on the continuing operations or financial results of the Company for the years ended December 31, 2021 and 2020.